Commitments (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 22, 2020	Dec. 31, 2019	Sep. 30, 2020
Commitments (Textual)
Percentage of deferred fee		$ 0.35	$ 0.35
Deferred fee	$ 5,000,000
Class A Common Stock [Member]
Commitments (Textual)
Share issued			18,606,033
Initial Public Offering [Member]
Commitments (Textual)
Gross proceeds		$ 8,750,000	$ 8,750,000
Sponsor [Member] | Class A Common Stock [Member]
Commitments (Textual)
Share issued			39,000,000
Private Placement [Member] | Class A Common Stock [Member]
Commitments (Textual)
Share issued			350,000